FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Details 6) - Separate - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets Book value	R$ 18,591,758	R$ 16,963,539
Financial assets Fair value	18,591,758	16,963,539
Noncurrent financial liabilities Book value	30,619,757	31,327,431
Fair value of financial liabilities	30,619,757	31,327,431
Trade accounts payable | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	9,861,294	9,230,624
Current financial liabilities Fair value	9,861,294	9,230,624
Loans and financing borrowings | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	2,200	232,118
Current financial liabilities Fair value	2,200	232,118
Loans and financing borrowings | Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Noncurrent financial liabilities Book value	1,474	1,572,592
Noncurrent financial liabilities Fair value	1,474	1,572,592
Leases | Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	4,883,176	4,520,626
Noncurrent financial liabilities Book value	10,549,678	10,725,980
Current financial liabilities Fair value	4,883,176	4,520,626
Noncurrent financial liabilities Fair value	10,549,678	10,725,980
Debentures | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	161,453	1,695,214
Current financial liabilities Fair value	161,453	1,695,214
Debentures | Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Noncurrent financial liabilities Book value	2,905,512	2,000,000
Noncurrent financial liabilities Fair value	2,905,512	2,000,000
Derivatives | Level 2 of fair value hierarchy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	47,595
Current financial liabilities Fair value	47,595
Derivatives | Financial liabilities at fair value through profit or loss, category | Level 2 of fair value hierarchy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	5,449	866
Current financial liabilities Fair value	5,449	866
Derivatives | Measured at fair value through OCI | Level 2 of fair value hierarchy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Noncurrent financial liabilities Book value	43,859	10,403
Noncurrent financial liabilities Fair value	43,859	10,403
Liabilities with ANATEL | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	83,558	146,844
Current financial liabilities Fair value	83,558	146,844
Liabilities with ANATEL | Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Noncurrent financial liabilities Book value	911,899	892,648
Noncurrent financial liabilities Fair value	911,899	892,648
Reduction of Capital of the Company | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	91,093	38,721
Current financial liabilities Fair value	91,093	38,721
Reverse stock split and stock split | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	824,723
Current financial liabilities Fair value	824,723
Amounts to be refunded to customers | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	108,166	126,867
Current financial liabilities Fair value	108,166	126,867
Liabilities with related parties | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial liabilities Book value	138,026	133,290
Current financial liabilities Fair value	138,026	133,290
Liabilities with related parties | Financial liabilities at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Noncurrent financial liabilities Book value	602	638
Noncurrent financial liabilities Fair value	602	638
Cash and cash equivalents | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial assets Book value	7,032,339	6,691,098
Current financial assets Fair value	7,032,339	6,691,098
Financial investments | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Noncurrent financial assets Book value	41,308	42,619
Noncurrent financial assets Fair value	41,308	42,619
Financial investments | Amortized cost | Level 2 of fair value hierarchy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial assets Book value	99,102
Current financial assets Fair value	99,102
Trade accounts receivable | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Noncurrent financial assets Book value	283,502	370,149
Noncurrent financial assets Fair value	283,502	370,149
Trade accounts receivable | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial assets Book value	10,619,617	9,471,592
Current financial assets Fair value	10,619,617	9,471,592
Derivatives | Financial assets at fair value through other comprehensive income, category | Level 2 of fair value hierarchy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Noncurrent financial assets Book value	8,622	1,840
Noncurrent financial assets Fair value	8,622	1,840
Derivatives | Financial liabilities at fair value through profit or loss, category | Level 2 of fair value hierarchy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial assets Book value	7,706	15,524
Current financial assets Fair value	7,706	15,524
Sale of real estate and other receivables | Financial assets at fair value through other comprehensive income, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial assets Book value	192,472	134,963
Noncurrent financial assets Book value	280,619	120,354
Current financial assets Fair value	192,472	134,963
Noncurrent financial assets Fair value	280,619	120,354
Related-party receivables | Financial assets at fair value through other comprehensive income, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current financial assets Book value	26,317	72,641
Noncurrent financial assets Book value	154	42,759
Current financial assets Fair value	26,317	72,641
Noncurrent financial assets Fair value	R$ 154	R$ 42,759